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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.): [_]  is a restatement.
                                  [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mercury Real Estate Advisors LLC
Address: Three River Road
         Greenwich, CT 06807

13F File Number 28-11650

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Malcolm F. MacLean IV
Title: Managing Member
Phone: (203) 769-2980

Signature, Place and Date of Signing

 /s/ Malcolm F. MacLean IV  Greenwich, Connecticut       August 13, 2007
 ------------------------- ------------------------  ------------------------

Report Type (Check only one.)

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      2

Form 13F Information Table Entry Total:                19

Form 13F Information Table Value Total: $292,836 (x 1000)


List of Other Included Managers:

   01  File Number 28-11653        David R. Jarvis

   02  File Number 28-11654        Malcolm F. MacLean IV

       Mercury Real Estate Advisors, LLC, Mr. Jarvis and Mr. MacLean share investment discretion with respect to the reported securities.

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                          FORM 13F INFORMATION TABLE

                                                                                          Voting    Voting    Voting
                                          Value x  Shares   SH/ Put/ Investment  Other   Authority Authority Authority
Issuer              Type         Cusip     1000    Prn Amt  PRN Call Discretion Managers   Sole     Shared     None
------         --------------- ---------- ------- --------- --- ---- ---------- -------- --------- --------- ---------
ALESCO FINL
  INC COM        REITS/RICS    '014485106  7,177    882,699 SH         OTHER               882,699     0         0
BARNWELL
  INDUSTRIES
  INC COM ST    COMMON STOCK   '068221100 15,846    761,825 SH         OTHER               761,825     0         0
CALIFORNIA
  COASTAL C
  MNTYS INC     COMMON STOCK   '129915203 14,406    849,932 SH         OTHER               849,932     0         0
CAPITAL PPTYS
  INC RI COM    COMMON STOCK   '140430109  2,631    109,647 SH         OTHER               109,647     0         0
CAPITAL SR
  LIVING CO RP
  COM ST        COMMON STOCK   '140475104  2,414    256,237 SH         OTHER               256,237     0         0
DIAMONDROCK
  HOSPITAL
  ITY CO CO      REITS/RICS    '252784301 10,309    540,300 SH         OTHER               540,300     0         0
FELDMAN
  MALL
  PROPERT IES    REITS/RICS    '314308107 13,512  1,185,253 SH         OTHER             1,185,253     0         0
HILTON
  HOTELS
  CORP COM
  STK           COMMON STOCK   '432848109 26,242    784,027 SH         OTHER               784,027     0         0
ISHARES DJ US
  REAL E
  STATE        US ETF'S--US TR '464287739    356      4,603 SH         OTHER                 4,603     0         0
LAS VEGAS
  SANDS CORP
  COM STK       COMMON STOCK   '517834107 40,667    532,363 SH         OTHER               532,363     0         0
MARRIOTT
  INTERNATION
  AL INC        COMMON STOCK   '571903202  1,622     37,500 SH         OTHER                37,500     0         0
MAXUS
  REALTY
  TRUST I NC
  COM RE         REITS/RICS    '57774B109    884     73,682 SH         OTHER                73,682     0         0
NEW ENGLAND
  REALTY A
  SSOCIATES     COMMON STOCK   '644206104 11,836    140,897 SH         OTHER               140,897     0         0
PICO
  HOLDINGS
  INC COM STK   COMMON STOCK   '693366205  1,911     44,173 SH         OTHER                44,173     0         0
PROSHARES TR
  REAL EST
  PRO ETF      US ETF'S--US TR '74347R552 48,742    527,850 SH         OTHER               527,850     0         0
SONESTA
  INTERNATIONA
  L HOTELS      COMMON STOCK   '835438409 11,417    362,442 SH         OTHER               362,442     0         0
TEXAS PACIFIC
  LAND T RUST
  COM           COMMON STOCK   '882610108 56,186    182,719 SH         OTHER               182,719     0         0
VAIL RESORTS
  INC COM STK   COMMON STOCK   '91879Q109 18,431    302,800 SH         OTHER               302,800     0         0
WYNN
  RESORTS LTD
  COM STK       COMMON STOCK   '983134107  8,248     92,000 SH         OTHER                92,000     0         0